UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Operating revenues
Contract revenues		$ 335	$ 392
Management contract revenues	[1]	88	178
Total operating revenues		452	598
Operating expenses
Management contract expenses	[1]	(115)	(208)
Depreciation		(83)	(182)
Selling, general and administrative expenses		(36)	(37)
Total operating expenses		(566)	(748)
Other operating items
Loss on impairment of long-lived assets		(152)	(1,230)
Gain on sale of assets		11	0
Other operating income	[1]	3	8
Total other operating items		(138)	(1,222)
Operating loss		(252)	(1,372)
Financial and other non-operating items
Interest income	[1]	12	20
Interest expense		(112)	(200)
Loss on impairment of investments		0	(47)
Share in results from associated companies (net of tax)		2	(66)
Gain/(loss) on derivative financial instruments		5	(1)
Foreign exchange gain/(loss)		9	(24)
Impairment of convertible bond from related party	[1]	0	(29)
Unrealized gain/(loss) on marketable securities		5	(6)
Other financial items	[1]	(33)	(21)
Reorganization Items		(230)	0
Total financial and other non-operating items, net		(342)	(374)
Loss before income taxes		(594)	(1,746)
Income tax expense		(11)	(2)
Net loss		(605)	(1,748)
Net loss attributable to the shareholder		(605)	(1,745)
Net loss attributable to the non-controlling interest		0	(2)
Net loss attributable to the redeemable non-controlling interest		$ 0	$ (1)
Basic loss per share (in dollars per share)		$ (6.03)	$ (17.40)
Diluted loss per share (in dollars per share)		$ (6.03)	$ (17.40)
Reimbursable revenues/ expenses
Operating revenues
Revenues		$ 17	$ 19
Operating expenses
Expenses		(16)	(17)
Other revenues
Operating revenues
Revenues	[1]	12	9
Vessel and rig
Operating expenses
Expenses		$ (316)	$ (304)

[1]	Includes transactions with related parties. Refer to Note 28 – Related party transactions.